SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares
Notes and other explanatory information [abstract]
Fair value at grant date (in CAD per share) | (per share)	$ 0.42	$ 0.55	$ 0.56	$ 0.75	$ 3.27	$ 4.20
Risk-free interest rate	4.01%	4.01%	3.47%	3.47%	0.42%	0.42%
Expected life of options	5 years	5 years	5 years	5 years	4 years	4 years
Annual dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Annualized volatility	80.00%	80.00%	97.00%	97.00%	90.00%	90.00%
Forfeiture rate	15.00%	15.00%	14.00%	14.00%	3.00%	3.00%